11. INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Current	$1,956	$—	$2,912	$142
Deferred	(1,553)	80	(2,082)	(1,118)
Total	$403	$80	$884	$(976)

Schedule of Deferred Tax Assets and Liabilities
	June 30,	December 31,
	2016	2015
	(unaudited)

Deferred income tax assets:
Provision for credit losses	$4,676	$2,451
Accrued liabilities	3,704	2,785
Tax loss carry forward	2,766	1,775
Deferred income tax assets	$11,146	$7,011

Schedule of Effective Income Tax Rate Reconciliation
	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Statutory rate	25.0%	25.0%	25.0%	25.0%
Non-deductible expenses	14.6%	138.1%	13.6%	(4.0)%
Non-taxable income	(7.2)%	(87.4)%	(4.3)%	3.4%
Effective tax rate	32.4%	75.6%	34.3%	24.4%